Share-based Compensation	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangement [Abstract]
Share-based Compensation
23. Share-based Compensation
2019 Equity Incentive Plan (the “2019 Plan”)
On June 28, 2020, the board of directors of the Company approved the 2019 Plan with 161,462,100 Class A ordinary shares reserved. Options, restricted shares, RSUs, dividend equivalents, share appreciation rights and share payments may be granted under the 2019 Plan.
One RSU represents a right relating to one Class A ordinary share of the Group with a par value of US$0.00001 per share.
The RSUs primarily include both service and performance conditions. For service condition, vesting schedules include: (i) 25% of the RSUs shall become vested on each anniversary of the vesting commencement date for four years thereafter; (ii) 40% of the RSUs shall become vested on the grant date and 15% of the RSUs become vested on each anniversary of the vesting commencement date for four years thereafter; (iii) 25% of the RSUs shall become vested on the first anniversary of the vesting commencement date, and the remaining 75% of the RSUs shall become vested in equal installments on each quarterly anniversary of the vesting commencement date for three years thereafter. In addition to the service conditions, for the RSUs granted prior to the completion of the IPO, employees are also required to provide continued service through the satisfaction of the occurrence of change of control or an IPO (“Liquidity Event”) that occurs within seven or ten years after the vesting commencement date. For RSUs with performance conditions which were granted subsequent to the completion of the IPO, employees are required to achieve the performance targets relating to performance appraisal results as set out in the respective relevant award agreements over the respective requisite service period.
The RSUs granted prior to the completion of the IPO are measured at the grant date fair value of the awards and recognized as expense using the graded vesting method, net of estimated forfeitures, if any, over the requisite service period.
Subsequent to the completion of the IPO, RSUs with only a service condition to employees under the 2019 Plan are recognized on a straight-line basis net of estimated forfeitures, if any, over the requisite service period. RSUs with both service and performance conditions are recognized as expenses using the graded vesting method, net of estimated forfeitures, if any, over the requisite service period, when the performance condition is concluded to be probable to achieve.

A summary of the Group’s RSU activity under the 2019 Plan for the years ended December 31, 2023, 2024 and 2025 were as follows:

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2022	35,995,906	59.72
Granted (i)	15,177,322	39.31
Vested	(11,276,824)	55.66
Forfeited	(10,701,587)	51.52

Outstanding as of December 31, 2023 (i)	29,194,817	54.42

Expected to vest as of December 31, 2023 (i)	24,487,867

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2023	29,194,817	54.42
Granted (i)	17,812,098	31.01
Vested	(9,466,806)	55.93
Forfeited	(6,274,291)	60.27

Outstanding as of December 31, 2024 (i)	31,265,818	40.07

Expected to vest as of December 31, 2024 (i)	25,950,949

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2024	31,265,818	40.07
Granted (i)	5,121,904	59.37
Vested	(10,575,870)	48.59
Forfeited	(4,133,306)	43.59

Outstanding as of December 31, 2025 (i)	21,678,546	40.45

Expected to vest as of December 31, 2025 (i)	18,454,254
For the years ended December 31, 2023, 2024 and 2025, share-based compensation expense of RMB
550,535, RMB473,655 and RMB416,238
was recognized for the RSUs granted under the 2019 Plan, respectively.
As of December 31, 2025, total unrecognized compensation expense related to the 2019 Plan amounted to RMB
511,275
. Except for the 2022 Performance Based Award mentioned below, the expense is expected to be recognized over a weighted average period of
2.44
years and may be adjusted for future changes in forfeitures.
For the years ended December 31, 2023, 2024 and 2025, 12,922, 3,850 and 9,072
RSUs were granted to the Company’s independent directors under the 2019 Plan, respectively. The RSUs were not subject to any vesting conditions and were vested upon granted.

2025 Share Incentive Scheme (the “2025 Scheme”)
The 2025 Scheme was adopted by the Board on March 18, 2025 and approved by the shareholders at the annual general meeting of the Company on June 27, 2025. The total number of Class A ordinary shares which may be issued in respect of all awards to be granted under the 2025 Scheme and any other share schemes or plans of the Company, shall not in aggregate exceed
10%
of the total number of shares in issue as at the date on which the 2025 Scheme is approved by the shareholders. The award of options or RSUs can be granted under the 2025 Scheme. Upon the effective date of the 2025 Scheme on June 27, 2025, the 2019 Plan will be discontinued so that no further grant will be made under the 2019 Plan. All RSUs granted under the 2019 Plan before the effectiveness of the 2025 Scheme will remain valid and be able to be vested, lapsed and cancelled pursuant to the terms and conditions of the 2019 Plan.
A summary of the Group’s RSU activity under the 2025 Scheme for the year ended December 31, 2025 were as follows:

	Number of restricted share units	Weighted average grant date fair value
		RMB
Outstanding as of December 31, 2024	—	—
Granted (ii)	34,496,154	43.26
Vested	(2,066)	62.18
Forfeited	(280,232)	72.22

Outstanding as of December 31, 2025 (ii)	34,213,856	43.02

Expected to vest as of December 31, 2025 (ii)	32,993,621
For the year ended December 31, 2025,
s
hare-based compensation expense of RMB
148,089
was recognized for the RSUs granted under the 2025 Scheme.
As of December 31, 2025, total unrecognized compensation expense related to the 2025 Scheme amounted to RMB
1,228,452
. Except for the 2025 CEO Performance Award mentioned below, the expense is expected to be recognized over a weighted average period of
3.72
years and may be adjusted for future changes in forfeitures.

(i)	2022 Performance Based Award
In November 2022, the board of directors of the Company granted 8.02 million RSUs to certain employees (the “
2022 Award
”) under 2019 Plan. The 2022 Award consists of five vesting tranches with both service and performance conditions. Such employees are required to provide continued services through the achievement of the performance conditions which were different for each vesting tranche. The Group will recognize the compensation cost when the performance conditions become probable of achievement. Three of the five tranches of the 2022 Award had achieved the necessary performance condition as of December 31, 2025 and had been vested. As of December 31, 2025, amounting to RMB25,132 of unrecognized compensation expenses relating to the 2022 Award as the remaining performance conditions were still not considered probable of achievement.

(ii)	2025 CEO Performance Award under 2025 Scheme
In June 2025, the Annual General Meeting approved the Board of Directors’ grant of 28,506,786 RSUs to the Group’s CEO (the “
2025 CEO Award
”) under 2025 Scheme. The 2025 CEO Award consists of 3 vesting tranches, 9,502,262 RSUs per tranche, with a vesting schedule based entirely on the attainment of market conditions, assuming continued employment through each vesting date. Each of the 3 vesting tranches of the 2025 CEO Award will vest upon the arithmetic average closing price of the shares as stated in the Hong Kong Stock Exchange’s daily quotations sheet for any 30 consecutive Business Days first reaches or exceeds HK$250, HK$500 and HK$750.
Share-based compensation expense associated with the 2025 CEO Award is recognized over the expected achievement period for each market capitalization milestone. The market capitalization milestone period and the valuation of each tranche are determined using a Monte Carlo simulation and is used as the basis for determining the expected achievement period, share-based compensation represents a non-cash
expense and is recorded as a selling, general, and administrative operating expense in our consolidated statement of comprehensive loss.
As of December 31, 2025, there was RMB942,752 of total unrecognized share-based compensation expense, which will be recognized over a weighted-average period of 4.48 years. From June 27, 2025, when the grant was approved by the Annual General Meeting, through December 31, 2025, the Group recorded share-based compensation expense of RMB113,708 related to the 2025 CEO Award.